Note 13 - Stock-Based Compensation (Detail) - Stock Purchase Plan (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares purchased	31,554
Employee Stock Purchase Plan [Member]
Shares granted	29,671	34,860	31,718
Shares purchased	31,554	36,174	28,907
Weighted average fair value per share granted (in Dollars per share)	$ 1.71	$ 1.68	$ 1.81